CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 CNY (¥) shares
CURRENT LIABILITIES
Accounts payable of the consolidated VIE and VIE's subsidiaries without recourse to the Company	¥ 6,645,262	¥ 6,121,256
Advance from customers of the consolidated VIE and VIE's subsidiaries without recourse to the Company	2,009,578	1,422,935
Accrued expenses and other current liabilities of the consolidated VIE and VIE's subsidiaries without recourse to the Company	3,104,622	2,340,756
Amounts due to related parties of the consolidated VIE and VIE's subsidiaries without recourse to the Company	206,966	75,784
Deferred income of the consolidated VIE and VIE's subsidiaries without recourse to the Company	104,531	194,560
Short-term loans of the consolidated VIE and VIE's subsidiaries without recourse to the Company	95,000
NON-CURRENT LIABILITIES
Deferred tax liability of the consolidated VIE and VIE's subsidiaries without recourse to the Company	175,416	¥ 242,697
Deferred income-non current of the consolidated VIE and VIE's subsidiaries without recourse to the Company	¥ 22,699
Class A ordinary shares
EQUITY:
Common shares, shares authorized | shares	483,489,642	483,489,642
Common shares, shares issued | shares	100,085,519	98,028,314
Common shares, shares outstanding | shares	100,085,519	98,028,314
Treasury shares (in shares) | shares	1,614,135	0
Class B ordinary shares
EQUITY:
Common shares, shares authorized | shares	16,510,358	16,510,358
Common shares, shares issued | shares	16,510,358	16,510,358
Common shares, shares outstanding | shares	16,510,358	16,510,358
Consolidated VIE and VIE's subsidiaries
CURRENT LIABILITIES
Accounts payable of the consolidated VIE and VIE's subsidiaries without recourse to the Company	¥ 48,178	¥ 7,490
Advance from customers of the consolidated VIE and VIE's subsidiaries without recourse to the Company	879,848	1,217,429
Accrued expenses and other current liabilities of the consolidated VIE and VIE's subsidiaries without recourse to the Company	1,127,270	944,097
Amounts due to related parties of the consolidated VIE and VIE's subsidiaries without recourse to the Company	82,994	2,884
Deferred income of the consolidated VIE and VIE's subsidiaries without recourse to the Company	95,643	178,920
Short-term loans of the consolidated VIE and VIE's subsidiaries without recourse to the Company	0	0
NON-CURRENT LIABILITIES
Deferred tax liability of the consolidated VIE and VIE's subsidiaries without recourse to the Company	116	0
Deferred income-non current of the consolidated VIE and VIE's subsidiaries without recourse to the Company	¥ 3,573	¥ 0